Income Taxes (Tables)	6 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Income Tax

For the six months ended September 30, 2025 and 2024, income tax consists of the following:

	For the Six Months Ended September 30,
	2025	2024
Current	$148,482	$38,907
Deferred	(287,471)	—
Total	$(138,989)	$38,907